Pay vs Performance Disclosure - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (1,939)	$ (7,910)	$ (66)